Financial Instruments and Risk Management	9 Months Ended
Jul. 31, 2025
Financial Instruments and Risk Management [Abstract]
Financial Instruments and Risk Management
10.	Financial Instruments and Risk Management

a.	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of July 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance July 31, 2025
Short-term investment- common shares	$–	$–	$1,084	$1,084
Derivative warrant liabilities	–	–	2,178,700	2,178,700

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2024, as follows:

		Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2024
Short-term investment- common shares	$110,400	$–	$–	$110,400
Short-term investment- Polyrizon Warrants	–	–	178,988	178,988
Derivative warrant liabilities	–	–	3,519,702	3,519,702

The fair value of other assets and liabilities, which include cash, amounts receivable, accounts payable and accrued liabilities, and amounts due to related parties, approximate their carrying values due to the relatively short-term maturity of these instruments.

b.	Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents. The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions. The carrying amount of financial assets represents the maximum credit exposure.

c.	Foreign Exchange Rate Risk

Foreign currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate due to changes in foreign exchange rates. The Company is exposed to foreign currency risk to the extent that monetary assets and liabilities are denominated in a foreign currency. The Company’s subsidiary operates in Israel and has certain monetary financial instruments denominated in New Israeli Shekel and CAD. The Company has not entered into foreign exchange rate contracts to mitigate this risk.

The following table indicates the impact of foreign currency exchange risk on net working capital as of July 31, 2025. The table below also provides a sensitivity analysis of a 10% strengthening of the foreign currency against functional currencies identified which would have increased (decreased) the Company’s net loss by the amounts shown in the table below. A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of July 31, 2025.

Cash and cash equivalents	$116,250
Other receivables	28,725
Accounts payable and accrued liabilities	(65,080)
Due to related parties	(39,820)
Total foreign currency financial assets and liabilities	$40,075

Impact of a 10% strengthening or weakening of foreign exchange rate	$4,008

d.	Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of the derivative warrant liabilities can fluctuate depending on the fluctuation in the risk-free interest rate.

e.	Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s objective to managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due. The Company relies on raising debt or equity financing in a timely manner.

The following amounts are the contractual maturities of financial liabilities as of July 31, 2025 and October 31, 2024:

July 31, 2025	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$646,919	$646,919	$–
Due to related parties	49,820	49,820	–
Lease liability	28,439	28,439	–
	$725,178	$725,178	$–

October 31, 2024	Total	Within 1 year	Within 2-5 years
Accounts payable and accrued liabilities	$526,056	$526,056	$–
Due to related parties	48,962	48,962	–
Lease liability	53,142	36,726	16,416
	$628,160	$611,744	$16,416